Fair Value Measurements - Summary of Company's Liabilities Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Recurring - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets – Assets Held in Trust Account	$ 690,021,942	$ 0
Warrant Liability – Public Warrants	27,738,000	59,064,000
Level 2
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
FPA Liablity	6,830,624	69,874,782
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant Liability – Private Placement Warrants	34,486,796	90,856,186
FPA Liablity		69,874,782
Level 3 | Conversion Option On Working Capital Loan [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant Liability – Conversion option on working capital loan	$ 2,365,417	$ 0